Commitments and Contingencies - Narrative (Q3) (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Oct. 25, 2019 USD ($) a
Subsidiary, Sale of Stock [Line Items]
Percentage of weighted average number of shares of common stock outstanding authorized for repurchase	5.00%	5.00%		5.00%
Number of shares redeemed (in shares) | shares				0	0
Payments for repurchase of common stock | $		$ 268,613	$ 0
Period of notice required for repurchase program termination		15 days		15 days
Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	31,307
Payments for repurchase of common stock | $	$ 268,613	$ 268,613
Average redemption price per share (in usd per share) | $ / shares	$ 8.58	$ 8.58
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	0	0
Class A | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	31,307	31,307
Class T | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	0	0
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares	$ 10.00	$ 10.00		$ 10.00
B Note
Subsidiary, Sale of Stock [Line Items]
Investment remaining amount | $	$ 3,264,000	$ 3,264,000
2980 Huron | Corporate Joint Venture
Subsidiary, Sale of Stock [Line Items]
Number of acres | a						0.84
2980 Huron | Corporate Joint Venture | Preferred Equity Investment
Subsidiary, Sale of Stock [Line Items]
Amount of investment | $				$ 20,000,000		$ 20,000,000
2980 Huron | Corporate Joint Venture | Common Equity Investment
Subsidiary, Sale of Stock [Line Items]
Real estate investments, equity | $				$ 17,500,000		$ 17,500,000